Cash, cash equivalents, short-term investments and non-current financial assets - Disclosure of reconciliation of changes in short-term investments and non-current financial assets (Details) - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Short-term investments
Beginning balance, current investments	€ 21,851	€ 17,260
Short-term investments, acquisitions	0	0
Short-term investments, disposals	(1,215)	0
Short-term investments, variation of fair value through the consolidated statement of income (loss)	438	271
Short-term investments, variation of accrued interest	212	232
Short-term investments, foreign currency effect	524	(288)
Ending balance, current investments	21,810	17,475
Non-current financial assets
Beginning balance, non-current financial assets	9,796	35,119
Non-current financial assets, acquisitions	0	0
Non-current financial assets, disposals	0	0
Non-current financial assets, variation of fair value through the consolidated statement of income (loss)	553	772
Non-current financial assets, variation of accrued interest	0	(102)
Non-current financial assets, foreign currency effect	0	0
Ending balance, non-current financial assets	10,350	35,790
Total
Beginning balance, total	31,647	52,379
Total, acquisitions	0	0
Total, disposals	(1,215)	0
Total, variation of fair value through the consolidated statement of income (loss)	991	1,043
Total variance of accrued interest	212	130
Total, foreign currency effect	524	(288)
Ending balance, total	€ 32,160	€ 53,265